Additional information - condensed financial statements of the Company (Condensed balance sheets) (Parenthetical) (Details) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class A common shares [Member]
Condensed balance sheets [Line Items]
Common shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common shares, shares issued	945,245,908	750,115,028
Common shares, shares outstanding	945,245,908	750,115,028
Class B common shares [Member]
Condensed balance sheets [Line Items]
Common shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued	317,982,976	359,557,976
Common shares, shares outstanding	317,982,976	359,557,976
Parent [Member] | Class A common shares [Member]
Condensed balance sheets [Line Items]
Common shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	10,000,000,000	10,000,000,000
Common shares, shares issued	945,245,908	750,115,028
Common shares, shares outstanding	945,245,908	750,115,028
Parent [Member] | Class B common shares [Member]
Condensed balance sheets [Line Items]
Common shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized	1,000,000,000	1,000,000,000
Common shares, shares issued	317,982,976	359,557,976
Common shares, shares outstanding	317,982,976	359,557,976